Share-based payments (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Summary of Share-based Compensation Expense
Share-based compensation expense during the years ended March 31, 2022, 2021 and 2020 is as follows:

	Year ended March 31,
	2022		2021		2020
Share-based compensation expense recorded in:	$		$		$
Cost of revenue		5,155		4,890		4,589
Selling and marketing expenses		4,948		4,327		4,789
General and administrative expenses		34,062		29,013		28,142

Total share-based compensation expense		$44,165		$38,230		$37,520

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices
(i)
Movements in the number of RSUs dependent on
non-market
performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2020	884,590	$44.07	$38,020
Granted	362,795	43.26
Exercised	(304,822)	42.14
Forfeited	(18,514)	51.26

Outstanding as at March 31, 2021	924,049	$44.25	$66,938
Granted	295,441	74.14
Exercised	(293,769)	47.24
Forfeited	(40,264)	56.52

Outstanding as at March 31, 2022	885,457	$52.67	$75,698
RSUs exercisable	488,608	$45.53	$41,771

RSUs dependent on market performance condition [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2020	198,990	$13.09	$7,908
Granted	—	—
Exercised	(123,345)	12.62
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2021	75,645	$14.10	$5,480
Granted	—
Exercised	(16,245)	13.39
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2022	59,400	14.30	$5,078
RSUs exercisable	59,400	$14.30	$5,078

RSUs related total shareholders return [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted Average fair value	Aggregate Intrinsic value
Outstanding as at March 31, 2020	533,253	$51.07	$22,919
Granted	314,771	35.22
Exercised	(19,039)	36.52
Forfeited	(2,775)	34.53
Lapsed	—	—

Outstanding as at March 31, 2021	826,210	$45.45	$59,851
Granted	154,110	78.80
Exercised	(15,209)	50.22
Forfeited	(15,111)	38.70
Lapsed	(50,550)	57.20

Outstanding as at March 31, 2022	899,450	50.53	76,894
RSUs exercisable	268,777	$42.92	$22,978

PSUs [member]
Statement [LineItems]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2020	911,518	$36.67	$39,176
Granted	193,249	68.05
Exercised	(321,357)	30.36
Forfeited	(12,121)	53.38

Outstanding as at March 31, 2021	771,289	$43.21	$55,870
Granted	275,245	73.46
Exercised	(192,053)	35.65
Forfeited	(16,173)	60.58

Outstanding as at March 31, 2022	838,308	49.19	71,667
PSUs exercisable	341,072	$38.64	$29,158